VOYA INVESTORS TRUST

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

VOYA VARIALBE FUNDS

Voya Growth and Income Portfolio

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

(each the “Portfolio” and collectively the “Portfolios”)

Supplement dated July 31, 2019

to Voya Large Cap Growth Portfolio’s and Voya Large Cap Value Portfolio’s Adviser Class, Institutional Class, Class R6, Service Class and Service 2 Class Statement of Additional Information

to Voya Growth and Income Portfolio’s Adviser Class, Class I, Class S and

Service 2 Class Statement of Additional Information; and

to Voya MidCap Opportunities Portfolio’s Adviser Class,

Class I, Class R6, Class S and Service 2 Class

Statement of Additional Information

each dated May 1, 2019

(each an “SAI” and collectively the “SAIs”)

1.	Voya Growth and Income Portfolio and Voya Large Cap Value Portfolio

Effective August 1, 2019, Kristy Finnegan no longer serves as a Portfolio Manager for each Portfolio. Effective August 1, 2019, each Portfolio’s SAI is hereby revised as follows:

All references to Kristy Finnegan as a Portfolio Manager for the Portfolios are hereby deleted in their entirety.

2.	Voya Large Cap Growth Portfolio

Effective August 1, 2019, Kristy Finnegan is added as a Portfolio Manager for the Portfolio. The Portfolio’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kristy Finnegan, CFA[3]	3	$4,759,045,664	8	$248,729,506	1	$253,258,942

3 Information is as of May 31, 2019.

Ownership of Securities

Voya Large Cap Growth Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Kristy Finnegan, CFA[1]	None

1 Information is as of May 31, 2019.

3.	The line items with respect to the Portfolio in the sub-section entitled “Portfolio Management – Voya Balanced Income Portfolio, Voya Global Liquid Assets Portfolio, Voya High Yield Portfolio, Voya Large Cap Growth Portfolio, Voya Large Cap Value Portfolio, Voya Limited Maturity Bond Portfolio, and Voya U.S. Stock Index Portfolio – Compensation” in the Portfolio’s SAI is hereby removed in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Large Cap Growth Portfolio	Jeffrey Bianchi, CFA, Kristy Finnegan, CFA, and Michael Pytosh	Russell 1000® Growth Index

4.	Voya MidCap Opportunities Portfolio

Effective August 1, 2019, Kristy Finnegan is added as a Portfolio Manager from the Portfolio. Effective August 1, 2019, the Portfolio’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kristy Finnegan, CFA[2]	3	$4,759,045,664	8	$248,729,506	1	$253,258,942

2 Information is as of May 31, 2019.

Ownership of Securities

Voya MidCap Opportunities Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Kristy Finnegan, CFA[1]	None

1 Information is as of May 31, 2019.

5.	The line items with respect to the Portfolio in the sub-section entitled “Portfolio Management – Compensation” in the Portfolio’s SAI is hereby removed in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya MidCap Opportunities Portfolio	Jeffrey Bianchi, CFA, Kristy Finnegan, CFA, and Michael Pytosh	Russell Midcap® Growth Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE